Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000101132
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class I
Trading Symbol	EIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,377,337,609
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,377,337,609
# of Portfolio Holdings (including derivatives)	86
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)Footnote Reference*

Value	Value
Exchange-Traded Funds	5.9%
Short-Term Investments	94.1%
Footnote	Description
Footnote*	Short-Term Investments are held as collateral for the Fund's futures contracts positions.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000111445
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class A
Trading Symbol	EAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,377,337,609
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,377,337,609
# of Portfolio Holdings (including derivatives)	86
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (% of total investments)Footnote Reference*

Value	Value
Exchange-Traded Funds	5.9%
Short-Term Investments	94.1%
Footnote	Description
Footnote*	Short-Term Investments are held as collateral for the Fund's futures contracts positions.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000014418
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class A
Trading Symbol	EAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.98%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
AssetsNet	$ 92,920,467
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081632
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class C
Trading Symbol	ECERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.73%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.73%
AssetsNet	$ 92,920,467
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000047558
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class I
Trading Symbol	EIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.73%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
AssetsNet	$ 92,920,467
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014485
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class A
Trading Symbol	ETTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,574,224,921
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class C
Trading Symbol	ECTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.48%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%
AssetsNet	$ 2,574,224,921
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class I
Trading Symbol	EITMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 2,574,224,921
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014466
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class A
Trading Symbol	EXTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,436,129,226
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class C
Trading Symbol	EZTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.63%
AssetsNet	$ 1,436,129,226
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class I
Trading Symbol	EITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,436,129,226
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122